Assets Held for Sale_The Valuation Technique And Input Variables That Are Used To Measure The Fair Value Of Assets Held For Sale(Details) - Land and buildings ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assests Held For Sale Line Items [Line Items]
Fair value	₩ 26,770
Description Of How Thirdparty Information Was Taken Into Account When Measuring Fair Value Assets Held For Sale	The Group adjusted the appraisal value by the adjustment ratio in the event the public sale is unsuccessful.	[1]
Description Of Assets Held For Sale Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	The fair values of assets held for sale were measured by qualified independent appraisers with experience in valuing similar properties in the same area. In addition, per the fair value hierarchy on Note 6.1, the fair value hierarchy of all investment properties has been categorized and classified as Level 3.
Market comparison approach model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assests Held For Sale Line Items [Line Items]
Unobservable input	Adjustment index	[2]
Range of unobservable inputs	0.44 ~1.40%
Relationship of unobservable inputs to fair value	Fair value increases as the adjustment index rises.
Description Of How Thirdparty Information Was Taken Into Account When Measuring Fair Value Assets Held For Sale	Adjustment index is calculated using the real estate index or the producer price index, or land price volatility.

[1]	The Group adjusted the appraisal value by the adjustment ratio in the event the public sale is unsuccessful.
[2]	Adjustment index is calculated using the real estate index or the producer price index, or land price volatility.